Personnel Expenses - Summary of Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of employee benefits expense [abstract]
Short-term employee benefits	$ 2,333,308	$ 2,392,249
Contributions to defined contribution plans	9,654	9,011
Current and past service costs related to defined benefit plans	46,793	56,223
Termination benefits	8,601	27,758
Equity-settled share-based payment transactions	15,148	11,074
Personnel expenses	$ 2,413,504	$ 2,496,315